CUSTOMER DEPOSITS (Details 2)	Dec. 31, 2017	Dec. 31, 2016
Local currency [Member] | Bottom of range [member] | Checking accounts [Member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.06%	0.53%
Local currency [Member] | Bottom of range [member] | Savings accounts [Member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.01%	0.01%
Local currency [Member] | Bottom of range [member] | Fixed term deposit certificates [Member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.05%	0.05%
Local currency [Member] | Top of range [member] | Checking accounts [Member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	5.77%	8.54%
Local currency [Member] | Top of range [member] | Savings accounts [Member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	8.55%	8.75%
Local currency [Member] | Top of range [member] | Fixed term deposit certificates [Member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	9.72%	12.64%
Foreign currency [Member] | Bottom of range [member] | Checking accounts [Member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.15%	0.10%
Foreign currency [Member] | Bottom of range [member] | Savings accounts [Member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.05%	0.05%
Foreign currency [Member] | Bottom of range [member] | Fixed term deposit certificates [Member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.01%	0.05%
Foreign currency [Member] | Top of range [member] | Checking accounts [Member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	1.50%	4.08%
Foreign currency [Member] | Top of range [member] | Savings accounts [Member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	8.00%	4.08%
Foreign currency [Member] | Top of range [member] | Fixed term deposit certificates [Member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	10.43%	13.04%